Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition [Abstract]
Schedule of Assets and Deposits Assumed in Acquisition

The transaction was completed in November, 2014 with assets acquired and deposits assumed being recorded at their estimated fair values as follows:

(in thousands)
Cash	$6,628
Loans	58,537
Securities	6,881
Other stock, at cost	685
Premises and equipment	3,382
Goodwill	1,518
Cash surrender value of life insurance	1,837
Other intangible assets	965
Other real estate owned	52
Other assets, including accrued interest receivable	3,003
Total assets acquired	$83,488

Deposits assumed	$71,096
Federal Home Loan Bank borrowings	8,741
Junior subordinated deferrable interest debentures	2,439
Accrued expenses and other liabilities	1,212
Total liabilities assumed	$83,488